Financial Instruments and Fair Value Disclosures - Summary of Valuation Techniques and Significant Unobservable Inputs in Fair Value Measurement of Level 3 Financial Instruments (Details) - Level 3	12 Months Ended
Mar. 31, 2019
TerrAscend exchangeable shares
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Put option pricing model
Significant unobservable inputs	Probability and timing of US legalization
Relationship of unobservable inputs to fair value	Increase or decrease in probability of US legalization will result in an increase or decrease in fair value
HydRx Shares
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Market approach
Significant unobservable inputs	Share price
Relationship of unobservable inputs to fair value	Increase or decrease in share price will result in an increase or decrease in fair value
Agripharm Repayable Rebenture
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Discounted cash flow
Significant unobservable inputs	Discount rate
Relationship of unobservable inputs to fair value	Increase or decrease in discount rate will result in a decrease or increase in fair value
Agripharm royalty interest and repayable debenture
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Discounted cash flow
Significant unobservable inputs	Future royalties
Relationship of unobservable inputs to fair value	Increase in future royalties to be paid will result in an increase in fair value
SLANG warrant
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Black-Scholes option pricing model
Significant unobservable inputs	Probability and timing of US legalization
Relationship of unobservable inputs to fair value	Increase or decrease in probability of US legalization will result in an increase or decrease in fair value
BC Tweed and Vert Mirabel put liabilities discount rate
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Discounted cash flow
Significant unobservable inputs	Discount rate
Relationship of unobservable inputs to fair value	Increase or decrease in discount rate will result in a decrease or increase in fair value
BC Tweed and Vert Mirabel put liabilities future wholesale price and production levels
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Discounted cash flow
Significant unobservable inputs	Future wholesale price and production levels
Relationship of unobservable inputs to fair value	Increase in future wholesale price and production levels will result in an increase in fair value